CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		3 Months Ended				6 Months Ended				12 Months Ended
		Jun. 30, 2016		Jun. 30, 2015		Jun. 30, 2016		Jun. 30, 2015		Dec. 31, 2015		Dec. 31, 2014
Revenue
Licensing revenue		$ 8,912		$ 0		$ 9,675		$ 150		$ 21,750		$ 1,425
Product revenue		2,450		0		3,731		0		937		0
Total revenue		11,362		0		13,406		150		22,687		1,425
Costs and expenses
Cost of goods sold		2,179		0		3,306		0		800	[1]	0	[1]
Operating legal costs		4,243	[2]	5,464	[2]	4,963	[2]	8,565	[2]	18,553	[1]	25,368	[1]
Amortization and impairment of intangible assets		12,350		813		13,201		1,617		3,295	[1]	5,123	[1]
General and administrative		3,305	[2]	2,298	[2]	6,257	[2]	5,296	[2]	10,383	[1]	16,373	[1]
Goodwill impairment	[1]									0		65,757
Total operating expenses		22,077	[2]	8,575	[2]	27,727	[2]	15,478	[2]	33,031		112,621
Operating loss		(10,715)		(8,575)		(14,321)		(15,328)		(10,344)		(111,196)
Other Expenses:
Gain on revaluation of warrants and conversion feature		99		695		369		695		2,544		2,201
Interest expense		(272)		(465)		(748)		(465)		(2,594)		0
Extinguishment of debt		0		(210)		(210)		(210)		(1,373)		0
Non-operating income (expense), net		81		46		148		(177)		(357)		(162)
Issuance of warrants										0		(65)
Loss from continuing operations before income taxes		(10,807)		(8,509)		(14,762)		(15,485)		(12,124)		(109,222)
Income tax benefit										866		0
Loss from continuing operations										(11,258)		(109,222)
Loss from discontinued operations before income taxes										0		(209)
Income tax expense										0		(246)
Loss from discontinued operations										0		(455)
Net loss		(10,807)		(8,509)		(14,762)		(15,485)		(11,258)		(109,677)
Net loss attributable to the noncontrolling interest										101		0
Net loss attributable to the Company		$ (10,807)		$ (8,509)		$ (14,762)		$ (15,485)		$ (11,157)		$ (109,677)
Basic
Loss per share from continuing operations	[3]									$ (1.09)		$ (12.18)
Loss per share from discontinued operations	[3]									0		(0.06)
Total Basic net loss per share		$ (0.72)		$ (0.90)		$ (1.01)		$ (1.65)		(1.09)	[3]	(12.24)	[3]
Diluted
Loss per share from continuing operations	[3]									(1.09)		(12.31)
Loss per share from discontinued operations	[3]									0		(0.05)
Diluted net loss per share		$ (0.72)		$ (0.90)		$ (1.01)		$ (1.65)		$ (1.09)	[3]	$ (12.36)	[3]
Weighted-average number of shares outstanding during the period:
Basic		14,993,686		9,469,162		14,576,183		9,405,181		10,217,734	[3]	8,964,033	[3]
Diluted		14,993,686		9,469,162		14,576,183		9,405,181		10,217,734	[3]	9,048,974	[3]
Includes stock-based compensation expense, as follows:
Total stock-based compensation expense		$ 499		$ 1,253		$ 962		$ 3,125		$ 5,064		$ 10,967
Operating legal costs [Member]
Includes stock-based compensation expense, as follows:
Total stock-based compensation expense		64		183		132		501		761		1,343
General and Administrative [Member]
Includes stock-based compensation expense, as follows:
Total stock-based compensation expense		$ 435		$ 1,070		$ 830		$ 2,624		4,303		9,473
Discontinued Operations [Member]
Includes stock-based compensation expense, as follows:
Total stock-based compensation expense										$ 0		$ 151

[1]	Includes stock-based compensation expense, as follows: Operating legal costs General and administrative Discontinued operations.
[2]	Includes stock-based compensation expense, as follows: Operating legal costs General and administrative.
[3]	Adjusted to reflect the impact of the 1:10 reverse stock split that became effective on November 27, 2015.